Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Deferred Income Taxes	Provided in respect of the following:
	December 31,
	2 0 2 3	2 0 2 2
	U.S. dollars in thousands

Research and development expenses, which are recognized for tax purposes over three years	$95	$105
Carryforward tax losses, see (2) below	1,134	1,388
Other	7	10
Less - valuation allowance, see (2) below	(1,134)	(1,360)
	$102	$143

Schedule of Taxes on Income Included In Statements of Operations	As follows:
	Years Ended December 31,
	2 0 2 3	2 0 2 2	2 0 2 1
	U.S. dollars in thousands
Current:
In Israel	$308	$335	$687
Outside Israel	45	(12)	346
	353	323	1,033
Deferred:
In Israel	12	1	(18)
Outside Israel	(6)	6	(79)
	$359	$330	$936

Schedule of Reconciliation of Theoretical Tax Expense	Following is a reconciliation of the theoretical tax expense, assuming all income is taxed at the regular tax rates applicable to companies in Israel (see b. above), and the actual tax expense:
	Years Ended December 31,
	2 0 2 3	2 0 2 2	2 0 2 1
	U.S. dollars in thousands

Income before taxes on income, as reported in the statements of operations*	$5,526	$5,617	$6,883

Theoretical tax expense	1,271	1,292	1,583
Less - tax benefits arising from Technologic Preferred Enterprise status, see a. above	(757)	(797)	(739)
	514	495	844
Increase (decrease) in taxes resulting from other differences:
Disallowable deductions	140	20	38
Taxes on income from previous years	(88)	(80)	169
Changes in valuation allowance	(178)	(119)	(127)
Other	(29)	14	12
Taxes on income for the reported years:	$359	$330	$936

* As follows:
Taxable in Israel	$4,830	$5,144	$4,936
Taxable outside Israel	696	473	1,947
	$5,526	$5,617	$6,883